Investment Risks	May 30, 2026
FIMMFunds-Class4ComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund .
FIMMFunds-Class4ComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so .
FIMMFunds-Class4ComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FIMMFunds-Class4ComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FIMMFunds-Class4ComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-Class4ComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-Class4ComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | USTreasuryObligationsMember
Prospectus Line Items
Risk [Text Block]	U.S. Treasury Obligations. U.S. Treasury obligations are high-quality securities issued or guaranteed by the U.S. Treasury providing minimal risk of loss of principal if held to maturity. Fluctuations in interest rates may cause the market value of such securities to vary.
FIMMFunds-Class4ComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer can cause the price of a money market security to decrease.
FIMMFunds-Class4ComboPRO | Fidelity Investments Money Market Treasury Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund .
FIMMFunds-Class4ComboPRO | Fidelity Investments Money Market Treasury Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so .
FIMMFunds-Class4ComboPRO | Fidelity Investments Money Market Treasury Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FIMMFunds-Class4ComboPRO | Fidelity Investments Money Market Treasury Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FIMMFunds-Class4ComboPRO | Fidelity Investments Money Market Treasury Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-Class4ComboPRO | Fidelity Investments Money Market Treasury Portfolio | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-Class4ComboPRO | Fidelity Investments Money Market Treasury Portfolio | USTreasuryObligationsMember
Prospectus Line Items
Risk [Text Block]	U.S. Treasury Obligations. U.S. Treasury obligations are high-quality securities issued or guaranteed by the U.S. Treasury providing minimal risk of loss of principal if held to maturity. Fluctuations in interest rates may cause the market value of such securities to vary.
FIMMFunds-Class4ComboPRO | Fidelity Investments Money Market Treasury Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a money market security to decrease.
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Government Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund .
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Government Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so .
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Government Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Government Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Government Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Government Portfolio | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Government Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a money market security to decrease.
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Government Portfolio | USGovernmentObligationsRiskMember
Prospectus Line Items
Risk [Text Block]	U.S. Government Obligations Risk. Certain securities in which the fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Money Market Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Money Market Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares.
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Money Market Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Money Market Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Money Market Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Money Market Portfolio | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Money Market Portfolio | FinancialServicesConcentrationMember
Prospectus Line Items
Risk [Text Block]	Financial Services Concentration. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Money Market Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a money market security to decrease.
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Money Market Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Tax-Exempt Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Tax-Exempt Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares.
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Tax-Exempt Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Tax-Exempt Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Tax-Exempt Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Tax-Exempt Portfolio | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Tax-Exempt Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a money market security to decrease.
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Tax-Exempt Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries .
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Tax-Exempt Portfolio | MunicipalMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund .
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so .
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | USTreasuryObligationsMember
Prospectus Line Items
Risk [Text Block]	U.S. Treasury Obligations. U.S. Treasury obligations are high-quality securities issued or guaranteed by the U.S. Treasury providing minimal risk of loss of principal if held to maturity. Fluctuations in interest rates may cause the market value of such securities to vary.
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer can cause the price of a money market security to decrease.
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Treasury Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund .
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Treasury Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so .
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Treasury Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Treasury Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Treasury Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Treasury Portfolio | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Treasury Portfolio | USTreasuryObligationsMember
Prospectus Line Items
Risk [Text Block]	U.S. Treasury Obligations. U.S. Treasury obligations are high-quality securities issued or guaranteed by the U.S. Treasury providing minimal risk of loss of principal if held to maturity. Fluctuations in interest rates may cause the market value of such securities to vary.
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Treasury Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a money market security to decrease.
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Government Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund .
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Government Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so .
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Government Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Government Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Government Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Government Portfolio | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Government Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a money market security to decrease.
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Government Portfolio | USGovernmentObligationsRiskMember
Prospectus Line Items
Risk [Text Block]	U.S. Government Obligations Risk. Certain securities in which the fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Money Market Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Money Market Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares.
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Money Market Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Money Market Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Money Market Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Money Market Portfolio | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Money Market Portfolio | FinancialServicesConcentrationMember
Prospectus Line Items
Risk [Text Block]	Financial Services Concentration. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Money Market Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a money market security to decrease.
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Money Market Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Tax-Exempt Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Tax-Exempt Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares.
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Tax-Exempt Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Tax-Exempt Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Tax-Exempt Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Tax-Exempt Portfolio | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Tax-Exempt Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a money market security to decrease.
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Tax-Exempt Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries .
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Tax-Exempt Portfolio | MunicipalMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund .
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so .
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | USTreasuryObligationsMember
Prospectus Line Items
Risk [Text Block]	U.S. Treasury Obligations. U.S. Treasury obligations are high-quality securities issued or guaranteed by the U.S. Treasury providing minimal risk of loss of principal if held to maturity. Fluctuations in interest rates may cause the market value of such securities to vary.
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer can cause the price of a money market security to decrease.
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Treasury Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund .
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Treasury Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so .
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Treasury Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Treasury Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Treasury Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Treasury Portfolio | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Treasury Portfolio | USTreasuryObligationsMember
Prospectus Line Items
Risk [Text Block]	U.S. Treasury Obligations. U.S. Treasury obligations are high-quality securities issued or guaranteed by the U.S. Treasury providing minimal risk of loss of principal if held to maturity. Fluctuations in interest rates may cause the market value of such securities to vary.
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Treasury Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a money market security to decrease.
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Government Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund .
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Government Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so .
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Government Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Government Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Government Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Government Portfolio | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Government Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a money market security to decrease.
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Government Portfolio | USGovernmentObligationsRiskMember
Prospectus Line Items
Risk [Text Block]	U.S. Government Obligations Risk. Certain securities in which the fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Money Market Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Money Market Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares.
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Money Market Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Money Market Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Money Market Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Money Market Portfolio | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Money Market Portfolio | FinancialServicesConcentrationMember
Prospectus Line Items
Risk [Text Block]	Financial Services Concentration. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Money Market Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a money market security to decrease.
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Money Market Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Tax-Exempt Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Tax-Exempt Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares.
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Tax-Exempt Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Tax-Exempt Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Tax-Exempt Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Tax-Exempt Portfolio | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Tax-Exempt Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a money market security to decrease.
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Tax-Exempt Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries .
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Tax-Exempt Portfolio | MunicipalMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund .
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so .
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | USTreasuryObligationsMember
Prospectus Line Items
Risk [Text Block]	U.S. Treasury Obligations. U.S. Treasury obligations are high-quality securities issued or guaranteed by the U.S. Treasury providing minimal risk of loss of principal if held to maturity. Fluctuations in interest rates may cause the market value of such securities to vary.
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer can cause the price of a money market security to decrease.
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Treasury Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund .
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Treasury Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so .
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Treasury Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Treasury Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Treasury Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Treasury Portfolio | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Treasury Portfolio | USTreasuryObligationsMember
Prospectus Line Items
Risk [Text Block]	U.S. Treasury Obligations. U.S. Treasury obligations are high-quality securities issued or guaranteed by the U.S. Treasury providing minimal risk of loss of principal if held to maturity. Fluctuations in interest rates may cause the market value of such securities to vary.
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Treasury Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a money market security to decrease.
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Government Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund .
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Government Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so .
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Government Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Government Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Government Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Government Portfolio | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Government Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a money market security to decrease.
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Government Portfolio | USGovernmentObligationsRiskMember
Prospectus Line Items
Risk [Text Block]	U.S. Government Obligations Risk. Certain securities in which the fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Money Market Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Money Market Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares.
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Money Market Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Money Market Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Money Market Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Money Market Portfolio | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Money Market Portfolio | FinancialServicesConcentrationMember
Prospectus Line Items
Risk [Text Block]	Financial Services Concentration. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Money Market Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a money market security to decrease.
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Money Market Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Tax-Exempt Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Tax-Exempt Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares.
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Tax-Exempt Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Tax-Exempt Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Tax-Exempt Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Tax-Exempt Portfolio | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Tax-Exempt Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a money market security to decrease.
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Tax-Exempt Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries .
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Tax-Exempt Portfolio | MunicipalMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund .
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so .
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | USTreasuryObligationsMember
Prospectus Line Items
Risk [Text Block]	U.S. Treasury Obligations. U.S. Treasury obligations are high-quality securities issued or guaranteed by the U.S. Treasury providing minimal risk of loss of principal if held to maturity. Fluctuations in interest rates may cause the market value of such securities to vary.
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer can cause the price of a money market security to decrease.
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Treasury Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund .
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Treasury Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so .
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Treasury Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Treasury Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Treasury Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Treasury Portfolio | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Treasury Portfolio | USTreasuryObligationsMember
Prospectus Line Items
Risk [Text Block]	U.S. Treasury Obligations. U.S. Treasury obligations are high-quality securities issued or guaranteed by the U.S. Treasury providing minimal risk of loss of principal if held to maturity. Fluctuations in interest rates may cause the market value of such securities to vary.
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Treasury Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a money market security to decrease.
FIMMFunds-InstitutionalComboPRO | Fidelity Investments Money Market Government Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund .
FIMMFunds-InstitutionalComboPRO | Fidelity Investments Money Market Government Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so .
FIMMFunds-InstitutionalComboPRO | Fidelity Investments Money Market Government Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FIMMFunds-InstitutionalComboPRO | Fidelity Investments Money Market Government Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FIMMFunds-InstitutionalComboPRO | Fidelity Investments Money Market Government Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-InstitutionalComboPRO | Fidelity Investments Money Market Government Portfolio | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-InstitutionalComboPRO | Fidelity Investments Money Market Government Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a money market security to decrease.
FIMMFunds-InstitutionalComboPRO | Fidelity Investments Money Market Government Portfolio | USGovernmentObligationsRiskMember
Prospectus Line Items
Risk [Text Block]	U.S. Government Obligations Risk. Certain securities in which the fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
FIMMFunds-InstitutionalComboPRO | Fidelity Investments Money Market Money Market Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FIMMFunds-InstitutionalComboPRO | Fidelity Investments Money Market Money Market Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares.
FIMMFunds-InstitutionalComboPRO | Fidelity Investments Money Market Money Market Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FIMMFunds-InstitutionalComboPRO | Fidelity Investments Money Market Money Market Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FIMMFunds-InstitutionalComboPRO | Fidelity Investments Money Market Money Market Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-InstitutionalComboPRO | Fidelity Investments Money Market Money Market Portfolio | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-InstitutionalComboPRO | Fidelity Investments Money Market Money Market Portfolio | FinancialServicesConcentrationMember
Prospectus Line Items
Risk [Text Block]	Financial Services Concentration. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
FIMMFunds-InstitutionalComboPRO | Fidelity Investments Money Market Money Market Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a money market security to decrease.
FIMMFunds-InstitutionalComboPRO | Fidelity Investments Money Market Money Market Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
FIMMFunds-InstitutionalComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund .
FIMMFunds-InstitutionalComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so .
FIMMFunds-InstitutionalComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FIMMFunds-InstitutionalComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FIMMFunds-InstitutionalComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-InstitutionalComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-InstitutionalComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | USTreasuryObligationsMember
Prospectus Line Items
Risk [Text Block]	U.S. Treasury Obligations. U.S. Treasury obligations are high-quality securities issued or guaranteed by the U.S. Treasury providing minimal risk of loss of principal if held to maturity. Fluctuations in interest rates may cause the market value of such securities to vary.
FIMMFunds-InstitutionalComboPRO | Fidelity Investments Money Market Treasury Only Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer can cause the price of a money market security to decrease.
FIMMFunds-InstitutionalComboPRO | Fidelity Investments Money Market Treasury Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund .
FIMMFunds-InstitutionalComboPRO | Fidelity Investments Money Market Treasury Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so .
FIMMFunds-InstitutionalComboPRO | Fidelity Investments Money Market Treasury Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FIMMFunds-InstitutionalComboPRO | Fidelity Investments Money Market Treasury Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FIMMFunds-InstitutionalComboPRO | Fidelity Investments Money Market Treasury Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-InstitutionalComboPRO | Fidelity Investments Money Market Treasury Portfolio | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-InstitutionalComboPRO | Fidelity Investments Money Market Treasury Portfolio | USTreasuryObligationsMember
Prospectus Line Items
Risk [Text Block]	U.S. Treasury Obligations. U.S. Treasury obligations are high-quality securities issued or guaranteed by the U.S. Treasury providing minimal risk of loss of principal if held to maturity. Fluctuations in interest rates may cause the market value of such securities to vary.
FIMMFunds-InstitutionalComboPRO | Fidelity Investments Money Market Treasury Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a money market security to decrease.
Document Type	485BPOS